SUBSEQUENT EVENTS - Merger Agreement (Details) - Merger Agreement - Northern Genesis Acquisition Corp. II $ in Millions	Jun. 22, 2021 USD ($) shares
Subsequent Event [Line Items]
Percentage of issued and outstanding equity securities to acquire	100.00%
Number of common stock issued | shares	20,000,000
Net proceeds from financing | $	$ 200.0